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                                                  KATHLEEN A. MCGAH
                                                  Deputy General Counsel
                                                  Travelers Life & Annuity, 8 MS
                                                  Telephone: (860) 277-7389
                                                  Fax: (860) 277-0842




May 2, 2001

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549
Attention:  IM Filing Desk

RE:   Rule 497(j) Filings

Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments was filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS

     - The Travelers Fund ABD for Variable Annuities prospectuses and SAIs (Portfolio Architect, Portfolio Architect Select, Premier Advisers)

     - The Travelers Fund ABD II for Variable Annuities prospectuses and SAIs (Portfolio Architect, Portfolio Architect Select, Premier Advisers)

     - The Travelers Fund BD III for Variable Annuities prospectus and SAIs (Vintage XTRA and Portfolio Architect XTRA)

     - The Travelers Fund BD IV for Variable Annuities prospectus and SAIs (Vintage XTRA and Portfolio Architect XTRA)

     - The Travelers Separate Account Five for Variable Annuities prospectus and SAI

     - The Travelers Separate Account Six for Variable Annuities prospectus and SAI

     -    The Travelers Fund VA for Variable Annuities prospectus and SAI

Filed on Form N-1A under type 485BPOS

     -    Travelers Series Trust prospectuses and SAIs

Filed on Form N-3 under type 485BPOS

     -    The Travelers Growth and Income Stock Account for Variable Annuities

     -    The Travelers Quality Bond Account for Variable Annuities

     -    The Travelers Money Market Account for Variable Annuities

     -    The Travelers Timed Aggressive Stock Account for Variable Annuities

     -    The Travelers Timed Growth and Income Stock Account for Variable
          Annuities

     -    The Travelers Timed Short-Term Bond Account for Variable Annuities

The above named managed separate accounts are all contained in the Universal Annuity prospectus and SAI.

Filed on Form S-6 under type 485BPOS

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     -    The Travelers Fund UL II for Variable Life Insurance prospectuses.
          (MarketLife - TLAC, Variable Survivorship Life - TLAC, Travelers Variable Life - TLAC, Variable Life Accumulator - TLAC)

     -    The Travelers Variable Life Insurance Separate Account Two prospectus.

If you have any questions regarding this certification, please contact the undersigned at (860) 277-7389.

Sincerely,





/s/Kathleen A. McGah